Accrued expenses and other current liabilities (Details) - USD ($)	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Payables and Accruals [Abstract]
Accrued other taxes		$ 259,559	$ 55,413
Accrued payroll and benefits		175,336	8,703
Accrued professional fees		133,261	16,848
Customer deposits		35,094
Accrued interest		269,782
Other		262,519
Total accrued expenses and other current liabilities	$ 1,849,003	$ 1,135,551	$ 80,964